Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Expenses [Line Items]
Total Share-Based Compensation Expense Included in Operating Expenses	$ 668,974	$ 549,031	$ 3,547,009	$ 1,361,044	$ 119,246	$ 0
Research and Development [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total Share-Based Compensation Expense Included in Operating Expenses	600,000		3,227,300	188,908
General and Administrative Expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Total Share-Based Compensation Expense Included in Operating Expenses	$ 68,974	$ 549,031	$ 319,709	$ 1,172,136